Revenue and Expenses - Revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Rendering of services	€ 34,117	€ 37,394	€ 42,264
Sales	5,160	5,682	6,158
Total	€ 39,277	€ 43,076	€ 48,422